ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE.
Schedule of accounts receivable and allowance for doubtful accounts

	December 31,	December 31,
	2022	2021
Accounts receivable	$1,199,756	$2,214,173
Allowance for doubtful accounts	(231,937)	(76,462)
Accounts receivable, net	$967,819	$2,137,711